PROPERTY AND EQUIPMENT, NET	3 Months Ended
Mar. 31, 2025
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 7 – PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following:

	March 31,
	2025	2024
Property and equipment	$1,092,242	$1,092,870
Leasehold improvements	38,460	46,934
Property and equipment at cost	1,130,702	1,139,804
Less - accumulated depreciation	(468,650)	(415,810)
Property and equipment, net	$662,052	$723,994

Depreciation expenses was $17,254 and $18,871 for the three months ended March 31, 2025 and 2024, respectively.